Statement of Changes in Net Assets Available for Benefits - EBP 334	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 102,946,742
Employer	48,887,477
Rollovers from other plans	10,383,715
Total contributions	162,217,934
Investment income (loss):
Net appreciation (depreciation) in fair value of investments	357,060,230
Interest and dividends	9,936,260
Total net investment income (loss)	366,996,490
Interest income on notes receivable from participants	4,083,725
Total additions	533,298,149
Deductions:
Benefit payments to participants	(343,123,997)
Administrative expenses	(684,855)
Total deductions	(343,808,852)
Net Increase (Decrease) in Net Assets Available for Benefits	189,489,297
Transfers in from Middlesex 401(k) Retirement Plan	7,884,191
Beginning of year	2,968,642,664
End of year	$ 3,166,016,152